Acquisitions and Disposals - 2016 Acquisitions - Additional Information (Detail) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 GBP (£) Acquisition	Dec. 31, 2017 GBP (£) Acquisition	Dec. 31, 2016 GBP (£) Acquisitions	Jan. 22, 2019 USD ($)	Dec. 31, 2018 USD ($) Acquisition
Disclosure of detailed information about business combination [line items]
Fair value assets	£ 12,402	£ 10,906
Cash investment in associates and joint ventures		15	£ 11
Goodwill	5,789	5,734	£ 5,965
Embedded Derivative [member]
Disclosure of detailed information about business combination [line items]
Fair value assets	£ 100
Major business combination [member] | Pfizer [member] | Pfizer's Consumer Health Business [member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture	32.00%
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		342
Cash consideration		6
Deferred consideration receivable		86
2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 2
Disposal groups classified as held for sale [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership	72.50%
Disposal groups classified as held for sale [member] | Other disposals of assets [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership	5.70%
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid		£ 198
Number of investment holdings sold		2
2018 Acquisition [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	0				0
2017 acquisition [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		0
2016 acquisitions [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisitions			2
2016 acquisitions [member] | 2016 business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			£ 72
Deferred consideration receivable			43
HIV R&D preclinical and discovery stage portfolio [member]
Disclosure of detailed information about business combination [line items]
Cash consideration			24
Initial estimate of recognised for contingent consideration			40
Intangible assets			57
Goodwill			7
Galvani Bioelectronics Limited [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			45
Cash and cash equivalents			£ 41
Proportion of non-controlling interest			45.00%
Fair value of shareholdings			£ 47
Non controlling interest			£ 39
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | Other disposals of assets [member]
Disclosure of detailed information about business combination [line items]
Total consideration value	£ 3,100
Tesaro, Inc.[member]
Disclosure of detailed information about business combination [line items]
Percentage acquired	100.00%				100.00%
Tesaro, Inc.[member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 4,000			$ 5.1	$ 5.1